SHARE-BASED COMPENSATION - Other share based compensation (Details) $ in Thousands, ¥ in Millions			6 Months Ended
	May 25, 2018 shares	May 14, 2018 shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($) shares
Ordinary share
Exercised (in shares)			6,815,136	6,815,136	2,028,907
Non-vested restricted shares
Granted (in shares)			45,825	45,825	51,018
Outstanding weighted average stock options
Share-based compensation expense			$ 50	¥ 0.3	$ 40
Exercised (in shares)			6,769,311	6,769,311	1,944,555
Mr. Kun Dai | Non-vested restricted shares
Issuance of restricted shares to Mr. Kun Dai (in shares)		17,742,890
Executive Officer | Ordinary share
Exercised (in shares)	3,333,330
Unvested stock options	1,666,670
Executive Officer | Ordinary share | Vesting acceleration
Exercised (in shares)	1,666,670
Certain option holders | Ordinary share
Exercised (in shares)	3,479,505